                              PRESIDENT'S REPORT

Dear Investor:

There are years when the President's letter is easy to write . . . and years when it's not. This year's letter clearly falls into the latter category. We are confident that your Timothy Plan portfolio is managed by one of the nation's best money management firms, yet this past year's performance was well below most major market indexes.

There's a reason for our less-than-ideal performance in '95: Speculation drove much of the market to what we believe are unsustainable levels. And that speculation was focused on large cap and highly leveraged companies that simply do not fit our money manager's conservative selection criteria. The good news is that our undervalued Fund--in a predominantly overvalued market-- should be able to outperform nearly everyone in 1996.

Although the Timothy Plan's performance is important to all of us, it is vital that we do not lose sight of our main objective: Moral responsibility. We are committed to honoring our moral screening principles. We refuse to invest in any company for which we can document support or funding of abortion, pornography, alcohol, tobacco, or casino gambling. This is a tough moral stand to take, and we appreciate your support of and belief in these vital moral principles.

We are confident that God will reward the faithfulness and diligence we exercise in honoring the Biblical principles upon which the Timothy Plan was founded. The Lord has a long history of honoring those who honor Him (refer to I Sam 2:30).

Thanks again for being a part of the Timothy Plan family. In years to come, we believe you will be very pleased with the growth of your Timothy Plan investment.

May God richly bless you.

                                          Yours in Christ,

                                          /s/ Arthur D. Ally

                                          Arthur D. Ally
                                          President

December 31, 1995

                     SYSTEMATIC FINANCIAL MANAGEMENT, L.P.

                               MARKET COMMENTARY
                               DECEMBER 31, 1995

                             RING IN THE NEW YEAR!

   We look forward to a new year and a new investment climate in 1996. An accommodative Federal Reserve in an election year, and expected continuing favorable supply/demand characteristics bode well for equity investors. However, the good news is largely discounted into certain equity valuations. For instance, the S&P Industrials' four year average Free Cash Flow multiple now stands at 30, well to the high end of its historic range.

   Your portfolio is invested in a diversified group of high quality Free Cash Flow generating companies. These companies trade at substantially discounted Free Cash Flow multiples and have the ability to service readily their fixed debts. Those attributes have enabled our investments to fare well in down to sideways markets--neither of which was experienced in 1995.

   The U.S. equity markets enjoyed strong increases in 1995. The advances were anomalous in that they principally affected very large capitalization companies over small to mid-cap companies, highly leveraged companies over less leveraged companies, and companies perceived to have the ability to grow rapidly over those which have sustained their business over time. Each of those effects of 1995's market caused the Timothy Plan's advance to be more moderate than that of market benchmarks (especially the Dow Jones Industrial Average and the S&P 500 Index).

   Looking ahead to 1996, we see a much different scenario for the broad market. We expect overall market returns to be substantially more modest. Nonetheless, within the market we continue to find excellent values in basic industrial and service companies. While these companies have not shared the fanfare afforded enterprises involved in the Internet, we strongly expect by this time next year investors in these established and financially undervalued companies will feel richly rewarded. The inevitable market correction should result in a rotation out of super large capitalization growth companies into the companies we hold in the Timothy Plan.

Best wishes for a happy, healthy
  1996.

Kenneth S. Hackel, CFA
President

SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 1995

--------------------------------------------------------------------------------

                                                                        MARKET
 SHARES                                                                 VALUE
 ------                                                               ----------
        COMMON STOCKS - 77.8%
        COMMERCIAL SERVICES - 6.7%
  6,300 Angelica Corp..............................................   $  129,150
  2,400 Deluxe Corp................................................       69,600
  3,000 Harland (John H.) Co. .....................................       62,625
  4,300 Moore Corp. Ltd............................................       80,087
  5,600 Pinkerton's, Inc.*.........................................      109,200
                                                                      ----------
                                                                         450,662
                                                                      ----------
        CONSUMER DURABLES - 7.2%
    700 Bandag, Inc................................................       37,887
  3,000 Jostens, Inc...............................................       72,750
  3,000 National Presto Industries, Inc. ..........................      119,250
  4,000 Polaris Industries, Inc. ..................................      117,500
  2,700 Stanley Works..............................................      139,050
                                                                      ----------
                                                                         486,437
                                                                      ----------
        CONSUMER NON-DURABLES - 2.7%
 24,000 Stride Rite Corp...........................................      180,000
                                                                      ----------
        CONSUMER SERVICES - 2.9%
  7,000 Barefoot, Inc. ............................................       73,500
  3,000 Block H & R, Inc. .........................................      121,500
                                                                      ----------
                                                                         195,000
                                                                      ----------
        ELECTRONIC TECHNOLOGY - 4.5%
 12,200 Intergraph Corp.*..........................................      192,150
  8,000 Scitex Corp. Ltd...........................................      109,000
                                                                      ----------
                                                                         301,150
                                                                      ----------
        ENERGY MINERALS - 6.4%
  1,600 Atlantic Richfield Co......................................      177,200
  1,500 Imperial Oil Ltd...........................................       54,188
  1,600 MAPCO, Inc.................................................       87,400
  4,068 Sun Company, Inc. .........................................      111,362
                                                                      ----------
                                                                         430,150
                                                                      ----------
        FINANCE - 1.1%
  2,450 American Financial Group, Inc..............................       75,031
                                                                      ----------
        HEALTH TECHNOLOGY - 3.1%
  4,000 Bard (C.R.), Inc. .........................................      129,000
  2,400 Hillenbrand Industries, Inc. ..............................       81,300
                                                                      ----------
                                                                         210,300
                                                                      ----------
        INDUSTRIAL SERVICES - 2.3%
  2,000 Lufkin Industries, Inc. ...................................       45,250
  5,000 Zurn Industries, Inc. .....................................      106,875
                                                                      ----------
                                                                         152,125
                                                                      ----------
        NON-ENERGY MINERALS - 5.2%
  6,650 CalMat Co..................................................      121,363
  5,000 J & L Specialty Steel, Inc. ...............................       93,750
  4,700 Lukens, Inc. ..............................................      135,125
                                                                      ----------
                                                                         350,238
                                                                      ----------

SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 1995

--------------------------------------------------------------------------------

                                                                       MARKET
 SHARES                                                                VALUE
 ------                                                              ----------
        COMMON STOCKS - CONTINUED
        PROCESS INDUSTRIES - 6.8%
 12,200 Ethyl Corp. ..............................................   $  152,500
  3,200 NCH Corp. ................................................      184,800
  5,500 Wellman, Inc. ............................................      125,125
                                                                     ----------
                                                                        462,425
                                                                     ----------
        PRODUCER MANUFACTURING - 14.0%
  4,400 Cooper Industries, Inc. ..................................      161,700
  4,500 Cummins Engine Co., Inc. .................................      166,500
  1,500 Johnson Controls, Inc. ...................................      103,125
  2,000 Kaydon Corp...............................................       60,750
  5,000 Nashua Corp. .............................................       68,125
  2,450 National Service Industries, Inc. ........................       79,319
  5,000 Smith (AO) Corp. .........................................      103,750
  2,400 Tecumseh Products Co. Cl A................................      124,200
  1,500 Tecumseh Products Co. Cl B................................       78,375
                                                                     ----------
                                                                        945,844
                                                                     ----------
        RETAIL TRADE - 6.0%
 16,000 AnnTaylor Stores Corp.*...................................      164,000
  3,700 CPI Corp. ................................................       59,200
  8,520 Toys "R" Us, Inc.*........................................      185,310
                                                                     ----------
                                                                        408,510
                                                                     ----------
        TECHNOLOGY SERVICES - 1.6%
  1,500 Business Records Corp. Holding Co.*.......................       59,250
  2,000 National Data Corp........................................       49,500
                                                                     ----------
                                                                        108,750
                                                                     ----------
        TRANSPORTATION - 3.0%
  2,800 Roadway Services, Inc. ...................................      136,850
  5,400 Yellow Corp. .............................................       66,825
                                                                     ----------
                                                                        203,675
                                                                     ----------
        UTILITIES - 4.3%
  1,800 British Telecommunications PLC ADRs.......................      101,700
  1,500 Empresa Nacional de Electriad ADRs........................       85,875
  5,000 Lincoln Telecommunications Co. ...........................      105,625
                                                                     ----------
                                                                        293,200
                                                                     ----------
        TOTAL COMMON STOCKS (COST $5,234,585) - 77.8%.............    5,253,497
                                                                     ----------
        PREFERRED STOCKS - 1.1%
  2,632 Sun Company, Inc. Depository Shs. ........................       73,038
                                                                     ----------
        TOTAL PREFERRED STOCKS (COST $75,285) - 1.1%..............       73,038
                                                                     ----------
        TOTAL INVESTMENTS (COST $5,309,870)** - 78.9%.............    5,326,535
        OTHER ASSETS, LESS OTHER LIABILITIES - 21.1%..............    1,426,899
                                                                     ----------
        NET ASSETS - 100.00%......................................   $6,753,434
                                                                     ==========
 * Non-income producing security
** Cost for Federal income tax purposes is $5,309,870 and net unrealized appreciation consists of:
        Gross unrealized appreciation.............................   $  328,865
        Gross unrealized depreciation.............................     (312,200)
                                                                     ----------
        Net unrealized appreciation...............................   $   16,665
                                                                     ==========

See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995

--------------------------------------------------------------------------------

ASSETS
 Investments in securities at market value (identified cost
  $5,309,870) (Note 1).............................................. $5,326,535
 Cash...............................................................  1,546,299
 Receivables:
  Dividends and Interest............................................     13,307
  Capital stock sold................................................     48,954
 Deferred organization costs (Note 1)...............................     39,774
 Other assets.......................................................        441
                                                                     ----------
   TOTAL ASSETS.....................................................  6,975,310
                                                                     ----------
LIABILITIES
 Due to Advisor (Note 3)............................................      2,902
 Payables:
  Investment securities purchased...................................    177,033
  Capital stock redeemed............................................      8,784
 Accrued expenses...................................................     33,157
                                                                     ----------
   TOTAL LIABILITIES................................................    221,876
                                                                     ----------
NET ASSETS.......................................................... $6,753,434
                                                                     ==========
 INSTITUTIONAL SHARES:
  Net assets (Unlimited shares of $.001 par beneficial
   interest authorized; 609,122 shares outstanding)................. $6,133,289
                                                                     ==========
  Net asset value, offering and redemption price per Institutional
   Share
   ($6,133,289 / 609,122 shares).................................... $    10.07
                                                                     ==========
 RETAIL SHARES:
  Net assets (Unlimited shares of $.001 par beneficial
   interest authorized; 61,522 shares outstanding).................. $  620,145
                                                                     ==========
  Net asset value and redemption price per Retail Share
   ($620,145 / 61,522 shares)....................................... $    10.08
                                                                     ==========
  Offering price per share ($10.08 / .9825)......................... $    10.26
                                                                     ==========
SOURCE OF NET ASSETS
 At December 31, 1995, net assets consisted of:
  Paid-in capital...................................................  6,736,769
  Net unrealized appreciation on investments........................     16,665
                                                                     ----------
   NET ASSETS....................................................... $6,753,434
                                                                     ==========

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1995

--------------------------------------------------------------------------------

INVESTMENT INCOME
 Dividends........................................................... $ 100,584
 Interest............................................................    27,494
                                                                      ---------
  TOTAL INCOME.......................................................   128,078
                                                                      ---------
EXPENSES
 Transfer agent fees.................................................    61,338
 Administration fees.................................................    54,297
 Investment advisory fees (Note 3)...................................    41,257
 Registration fees...................................................    40,430
 Accounting fees.....................................................    28,000
 Amortization of organization costs (Note 1).........................    12,344
 Distribution fees (Note 3)..........................................    11,606
 Custodian fees......................................................     5,451
 Insurance expense...................................................     1,959
 Other expenses......................................................     1,764
 Auditing fees.......................................................     1,500
 Printing expense....................................................     1,269
                                                                      ---------
  TOTAL EXPENSES.....................................................   261,215
   Expenses reimbursed by Advisor (Note 3)...........................  (189,534)
                                                                      ---------
  NET EXPENSES.......................................................    71,681
                                                                      ---------
  NET INVESTMENT INCOME..............................................    56,397
                                                                      ---------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Net realized gain from security transactions........................   157,742
 Net change in unrealized appreciation of investments................    33,350
                                                                      ---------
 Net realized and unrealized gain on investments.....................   191,092
                                                                      ---------
 Net increase in net assets resulting from operations................ $ 247,489
                                                                      =========

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                              YEAR ENDED         PERIOD ENDED
                                          DECEMBER 31, 1995** DECEMBER 31, 1994*
                                          ------------------- ------------------
OPERATIONS
 Net investment income..................      $   56,397          $   12,129
 Net realized gain (loss) on
  investments...........................         157,742              (1,596)
 Net change in unrealized appreciation
  (depreciation) of investments.........          33,350             (16,685)
                                              ----------          ----------
  Net increase (decrease) in net assets
   resulting from operations............         247,489              (6,152)
                                              ----------          ----------
DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from net investment
  income:
  Institutional Shares..................         (64,056)            (12,129)
  Retail Shares**.......................          (5,675)                  0
 Distributions in excess of net
  investment income
  Institutional Shares..................               0                 (19)
  Retail Shares.........................               0                   0
 Distributions from net capital gains:
  Institutional Shares..................        (143,982)                  0
  Retail Shares.........................         (12,195)                  0
                                              ----------          ----------
  Net decrease in net assets resulting
   from distributions...................        (225,908)            (12,148)
                                              ----------          ----------
CAPITAL SHARE TRANSACTIONS
 Shares sold:
  Institutional Shares..................       4,233,412           2,188,270
  Retail Shares.........................         626,513                   0
 Shares redeemed:
  Institutional Shares..................        (562,782)            (69,501)
  Retail Shares.........................               0                   0
 Shares reinvested:
  Institutional Shares..................         202,144              11,425
  Retail Shares.........................          15,672                   0
                                              ----------          ----------
 Increase in net assets derived from
  capital share transactions (a)........       4,514,959           2,130,194
                                              ----------          ----------
  Total increase in net assets..........       4,536,540           2,111,894
                                              ----------          ----------
NET ASSETS
 Beginning of period....................       2,216,894             105,000
                                              ----------          ----------
 End of period..........................      $6,753,434          $2,216,894
                                              ==========          ==========
 (a)Transactions in capital stock were:
  Shares sold:
   Institutional Shares.................         414,090             224,954
   Retail Shares........................          59,955                   0
  Shares redeemed:
   Institutional Shares.................         (54,594)             (7,198)
   Retail Shares........................               0                   0
  Shares reinvested:
   Institutional Shares.................          20,174               1,196
   Retail Shares........................           1,567                   0
                                              ----------          ----------
  Increase in shares outstanding........         441,192             218,952
                                              ==========          ==========

 * The Institutional Shares commenced investment operations on March 21, 1994. ** The Retail Shares commenced investment operations on August 25, 1995.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                        INSTITUTIONAL SHARES      RETAIL SHARES
                                     ---------------------------  --------------
                                     FOR THE YEAR FOR THE PERIOD  FOR THE PERIOD
                                        ENDED         ENDED           ENDED
                                     DECEMBER 31,  DECEMBER 31,    DECEMBER 31,
                                         1995         1994 *         1995 **
                                     ------------ --------------  --------------
NET ASSET VALUE, BEGINNING OF
 PERIOD.............................    $ 9.66       $ 10.00          $10.49
                                        ------       -------          ------
 Income From Investment Operations:
  Net investment income.............      0.11          0.06            0.11
  Net gains (losses) on securities
   (both realized and unrealized)...      0.66         (0.34)          (0.16)
                                        ------       -------          ------
   Total from investment
    operations......................      0.77         (0.28)          (0.05)
                                        ------       -------          ------
 Less Distributions
  Distributions from net investment
   income:
   Institutional Shares.............     (0.11)        (0.06)           0.00
   Retail Shares....................      0.00          0.00           (0.11)
  Distributions from net capital
   gains:
   Institutional Shares.............     (0.25)         0.00            0.00
   Retail Shares....................      0.00          0.00           (0.25)
                                        ------       -------          ------
   Total distributions..............     (0.36)        (0.06)          (0.36)
                                        ------       -------          ------
NET ASSET VALUE, END OF PERIOD......    $10.07       $  9.66          $10.08
                                        ======       =======          ======
TOTAL RETURN........................     7.93%        (2.84%)         (0.46%)/1/
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in
  000s).............................    $6,133       $ 2,217          $  620
 Ratio of expenses to average net
  assets:
  Before expense reimbursement......     5.84%        18.62% /2/       6.44% /2/
  After expense reimbursement.......     1.60%         1.60% /2/       2.20% /2/
 Ratio of net investment income to
  average net assets:
  Before expense reimbursement......    (2.96%)      (15.49%)/2/      (3.56%)/2/
  After expense reimbursement.......     1.28%         1.53% /2/       0.68% /2/
 Portfolio turnover rate............    34.12%         8.31%          34.12%

 * The Institutional Shares commenced investment operations on March 21, 1994. ** The Retail Shares commenced investment operations on August 25, 1995.
/1/ Total return calculation does not reflect sales load
/2/ Annualized

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS                                 DECEMBER 31, 1995

-------------------------------------------------------------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
The Timothy Plan (the "Fund" ) is organized as a series Delaware business trust pursuant to a trust agreement dated December 16, 1993. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Fund's objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by investing primarily in common stocks and ADRs while abiding by ethical standards established for investments by the Fund. The Fund currently consists of one series comprised of two separate classes of shares (Institutional Class shares and Retail Class shares) which vary with respect to sales charges, distribution costs, voting rights and dividends. Shareholders of Retail Class shares are subject to a sales charge and each class is subject to different 12b-1 Plan expenses. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Unlisted securities, or listed securities in which there were no sales, are valued at the mean of the closing bid and ask prices. Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest which approximates market value.

B. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. NET ASSET VALUE PER SHARE. Net asset value per share of the capital stock of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. Net Asset Value is calculated separately for each class of the Fund based on expenses applicable to a particular class. The net asset value of the classes may differ because of different fees and expenses charged to each class.

D. ORGANIZATION COSTS. Organization costs are being amortized on a straight line basis over five years.

E. FEDERAL INCOME TAXES. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

F. USE OF ESTIMATES. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, other than short-term investments, aggregated $4,364,997 and $1,175,263, respectively, for the year ended December 31, 1995.

NOTES TO FINANCIAL STATEMENTS                                 DECEMBER 31, 1995

-------------------------------------------------------------------------------

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES Timothy Partners, LTD., (the "Advisor") is the investment advisor for the Fund pursuant to an Investment Advisory Agreement (the "Agreement") effective March 21, 1994. Under the terms of the Agreement, the Advisor receives a fee, accrued daily and paid monthly, at an annual rate of 0.85% of the average daily net assets of the Fund. The Advisor has voluntarily agreed to waive its fees to the extent total annualized expenses, inclusive of distribution expenses, exceed 1.60%, with respect to the Institutional Class, and 2.20%, with respect to the Retail Class, of the Fund's average daily net assets. For the year ended December 31, 1995, Advisory fees of $41,257 were paid to the Advisor and the Advisor reimbursed the Fund $189,534. The Fund has adopted a Distribution Plan (the "Plan"), on behalf of each class of shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, which permits the Fund to pay certain expenses associated with the distribution of its shares. The Plan provides that the Fund will reimburse Fund/Plan Broker Services, Inc. (the "Distributor"), the Fund's sole Underwriter and Distributor, for actual distribution and shareholder servicing expenses incurred by the Distributor not exceeding, on an annual basis, 0.25%, with respect to the Institutional Class and 0.85%, with respect to the Retail Class, of the Fund's average daily net assets. For the year ended December 31, 1995, the Fund reimbursed the Distributor $11,606 for distribution costs incurred. Certain officers and trustees of the Fund are affiliated persons of the Advisor.

NOTE 4 - SPECIAL MEETING OF SHAREHOLDERS. A special meeting of shareholders was held on April 20, 1995 to approve a new sub-investment advisory agreement between the Fund, Timothy Partners, Ltd., the Fund's Advisor, and Systematic Financial Management, L.P., the Fund's investment manager, with substantially the same terms and conditions as the previously approved sub-investment advisory agreement.

The results of the matter voted on by shareholders at the Special Meeting held on April 20, 1995 were as follows:

APPROVAL OF THE NEW SUB-INVESTMENT ADVISORY AGREEMENT FOR THE FUND:

         FOR                           AGAINST                                               ABSTAIN
         ---                           -------                                               -------
       200,338                           557                                                  7,700

-------------------------------------------------------------------------------

                      ILLUSTRATION OF $10,000 INVESTMENT
                        TIMOTHY PLAN PERFORMANCE GRAPH


[GRAPH APPEARS HERE]                                       [GRAPH APPEARS HERE]

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

-------------------------------------------------------------------------------
BOARD OF TRUSTEES AND SHAREHOLDERS
THE TIMOTHY PLAN
WINTER PARK, FLORIDA

We have audited the accompanying statement of assets and liabilities of The Timothy Plan, including the schedule of investments, as of December 31, 1995, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended and for the period March 21, 1994 (commencement of operations) to December 31, 1994. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Timothy Plan as of December 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the period March 21, 1994 to December 31, 1994, in conformity with generally accepted accounting principles.

                                                       /s/ TAIT, WELLER & BAKER

PHILADELPHIA, PENNSYLVANIA
JANUARY 11, 1996

THE TIMOTHY PLAN
1304 West Fairbanks Avenue
Winter Park, FL 32789

BOARD OF TRUSTEES
Arthur D. Ally
Joseph E. Boatwright
Wesley W. Pennington
Mark Schweizer
Leonard J. Wroten

OFFICERS
Arthur D. Ally, President
Joseph E. Boatwright, Secretary
Leonard J. Wroten, Treasurer

INVESTMENT ADVISOR
Timothy Partners, LTD.
1304 West Fairbanks Avenue
Winter Park, FL 32789

DISTRIBUTOR
Fund/Plan Broker Services, Inc.
P.O. Box 874
Conshohocken, PA 19428

TRANSFER AGENT
Fund/Plan Services, Inc.
P.O. Box 874
Conshohocken, PA 19428

AUDITORS
Tait, Weller & Baker
Two Penn Center Plaza, Suite 700
Philadelphia, PA 19102

LEGAL COUNSEL
Stradley, Ronon, Stevens, & Young
2600 One Commerce Square
Philadelphia, PA 19103

FOR ADDITIONAL INFORMATION OR
A PROSPECTUS, PLEASE CALL:
   1-800-TIM-PLAN
  (1-800-846-7526)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other information.


                                     (ART)


                                    ANNUAL
                                    REPORT

                               December 31, 1995